Equity - (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Warrants [Line Items]
Balance			$ 12,659
Revaluation of warrants accounted at fair value	$ (2,811)	$ 6,647	(7,747)	$ 2,377	$ (2,158)
Balance	4,736	18,992	4,736	18,992	12,659
Black And Scholes Model [Member]
Disclosure Of Warrants [Line Items]
Balance			12,659	17,092	17,092
Exercise of warrants			(176)	(477)	(2,275)
Revaluation of warrants accounted at fair value			(7,747)	2,377	(2,158)
Balance	$ 4,736	$ 18,992	$ 4,736	$ 18,992	$ 12,659